Commitments and Contingencies - Schedule of Future Amounts Due Under Sponsored Study and Research Agreements (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Amounts Due Under Sponsored Study and Research Agreements [Abstract]
2025	$ 3,310,736
Total	$ 3,310,736